INVESTMENT IN AN ASSOCIATED COMPANY (Narrative) (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Sep. 27, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Statements Line Items
Investment in associated companies				$ 0		$ 7,578,989
Initial cash distribution				$ 84,246,645
Loan to associates					$ 300,000
Shares issued pursuant to credit facility (Shares) | shares				381,321	381,321
Shares issued pursuant to credit facility				$ 602,487	$ 465,212
Shares issued pursuant to credit facility, value per share | $ / shares				$ 1.58
Sprott Private Resource Lending (Collector), LP [Member]
Statements Line Items
Notional amount			$ 18,500,000
Borrowings			$ 18,500,000
Annual interest rate			12.00%
Cash Fee Paid					550,000
Legal Fee					194,224
Borrowings effective interest rate				30.83%			30.83%
Interest expense on borrowing				$ 271,921	$ 208,296
Loss on settlement of debt				1,481,950
Funds held in trust				$ 86,330
IG Copper, LLC [Member]
Statements Line Items
Percentage of equity interest derecognized				39.99%	39.99%
Proportion of ownership interest in associate				19.90%	19.90%	41.00%
Investments accounted for using equity method							$ 13,136,977	$ 11,354,977
Investment in associated companies				$ 0		$ 7,578,989			$ 4,992,823
Consideration received		$ 200,000,000
Consideration received released from escrow		190,000,000
Remaining consideration received held in escrow		10,000,000
Initial cash distribution	$ 84,246,645
Second cash distribution, receivable	$ 5,450,764	$ 4,000,000
Loan to associates			$ 18,500,000
Annual interest rate	39.99%	39.99%
Membership units issued | shares			37,000
Membership units issued, value per share | $ / shares			10
Cash Fee Paid					$ 550,000
Borrowings effective interest rate				38.64%			38.64%
Interest income				$ 332,078	254,377
Gain from early settlement of debt				2,014,950
Proceeds from interest				$ 63,926	$ 49,000